FINANCIAL RISK MANAGEMENT - Use of derivatives to hedge exposure to natural gas market price risk (Details) - Commodity price risk [member] - Natural gas [member] MMBTU in Millions	12 Months Ended
Dec. 31, 2017 MMBTU
2018 [member]
Use of derivatives to hedge exposure to natural gas market price risk [abstract]
Maximum allowable (% of forecast gas requirements)	75.00%
Forecast average monthly natural gas consumption	9
Gas requirements hedged using derivatives designated as hedges, percentage	33.00%
2019 [member]
Use of derivatives to hedge exposure to natural gas market price risk [abstract]
Maximum allowable (% of forecast gas requirements)	75.00%
Forecast average monthly natural gas consumption	9
Gas requirements hedged using derivatives designated as hedges, percentage	24.00%
2020 [member]
Use of derivatives to hedge exposure to natural gas market price risk [abstract]
Maximum allowable (% of forecast gas requirements)	75.00%
Forecast average monthly natural gas consumption	9
Gas requirements hedged using derivatives designated as hedges, percentage	0.00%
2021 [member]
Use of derivatives to hedge exposure to natural gas market price risk [abstract]
Maximum allowable (% of forecast gas requirements)	25.00% [1]
Forecast average monthly natural gas consumption	9
Gas requirements hedged using derivatives designated as hedges, percentage	0.00%

[1]	Maximum monthly hedged volume may not exceed 90 percent of planned monthly requirements.